Summary of Significant Accounting Policies (Details)	3 Months Ended
Mar. 31, 2022
Software Licenses [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Computer Equipment [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years